Related Party Transactions (Details) (USD $) Share data in Millions, unless otherwise specified	7 Months Ended	12 Months Ended
	Jul. 01, 2009	Dec. 31, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Liquidity Units Owned (in Shares)	4.7
Payments To Acquire Limited Partnership Interest	$ 1,200,000,000
Percentage Of Trigger Point On Outstanding Accumulation Units		45.00%
Redemption Of Liquidity Units		$ 325,400,000	$ 940,300,000